Schedule of investments
Macquarie Healthcare Fund	June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.44%♣
Biotechnology — 38.33%
AbbVie	125,000	$ 23,202,500
ACADIA Pharmaceuticals †	92,648	1,998,417
Akero Therapeutics †	39,478	2,106,546
Alkermes †	300,000	8,583,000
Allogene Therapeutics †	146,779	165,860
Alnylam Pharmaceuticals †	30,000	9,782,700
Altimmune †	100,000	387,000
Amarin ADR †	9,500	154,090
Amgen	77,000	21,499,170
AnaptysBio †	93,732	2,080,850
Arcus Biosciences †	379,100	3,085,874
Biogen †	28,000	3,516,520
BioMarin Pharmaceutical †	110,000	6,046,700
BioNTech ADR †	18,000	1,916,460
Cellectis ADR †	226,875	342,581
Cogent Biosciences †	230,000	1,651,400
Coherus Oncology †	900,000	658,170
Compugen †	1,020,000	1,815,600
Cytokinetics †	40,000	1,321,600
Day One Biopharmaceuticals †	110,000	715,000
Dynavax Technologies †	570,000	5,654,400
Exact Sciences †	91,353	4,854,498
Fortress Biotech †	6,666	12,399
Galmed Pharmaceuticals †	1,701	3,130
Gilead Sciences	210,000	23,282,700
GRAIL †	80,000	4,113,600
Halozyme Therapeutics †	220,000	11,444,400
Immunovant †	122,100	1,953,600
Incyte †	80,000	5,448,000
InnoCare Pharma 144A #, †	17,000	28,370
Instil Bio †	50,000	1,041,500
Intellia Therapeutics †	20,000	187,600
Janux Therapeutics †	76,601	1,769,483
Karyopharm Therapeutics †	33,333	143,665
MacroGenics †	420,000	508,200
Madrigal Pharmaceuticals †	15,000	4,539,600
MEI Pharma †	30,000	74,100
Mersana Therapeutics †	150,000	44,400
Moderna †	20,000	551,800
MoonLake Immunotherapeutics †	80,000	3,776,000
Mural Oncology †	30,000	74,100
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Schedule of investments
Macquarie Healthcare Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Biotechnology (continued)
Mustang Bio †	160	$ 153
Myriad Genetics †	50,000	265,500
Neurocrine Biosciences †	70,000	8,798,300
NextCure †	150,000	69,000
Phio Pharmaceuticals †	50,000	117,500
ProQR Therapeutics †	620,000	1,264,800
Puma Biotechnology †	61,255	210,105
Regeneron Pharmaceuticals	47,000	24,675,000
REGENXBIO †	149,000	1,223,290
Rigel Pharmaceuticals †	160,000	2,996,800
Rocket Pharmaceuticals †	58,000	142,100
Roivant Sciences †	338,181	3,811,300
Sangamo Therapeutics †	400,000	216,520
Sarepta Therapeutics †	11,000	188,100
Sio Gene Therapies †	64,171	0
Syndax Pharmaceuticals †	180,000	1,685,700
Ultragenyx Pharmaceutical †	70,000	2,545,200
uniQure †	706,166	9,843,954
United Therapeutics †	14,000	4,022,900
Vaxcyte †	80,000	2,600,800
Vertex Pharmaceuticals †	25,000	11,130,000
Viking Therapeutics †	330,100	8,747,650
Vir Biotechnology †	220,000	1,108,800
Viridian Therapeutics †	29,370	410,593
Voyager Therapeutics †	5,700	17,727
Xencor †	200,000	1,572,000
XOMA Royalty †	3,466	87,343
		248,286,718
Commercial & Residential Mortgage — 3.25%
Fannie Mae †	1,300,000	12,402,000
Federal Home Loan Mortgage †	1,050,000	8,652,000
		21,054,000
Electronic Equipment & Instrument — 0.06%
Topcon	16,800	381,020
		381,020
Gold — 0.17%
Cia de Minas Buenaventura ADR	66,353	1,089,516
		1,089,516
2    NQ- 573 [0625] 0825 (4730775)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare Equipment — 8.35%
Boston Scientific †	380,000	$ 40,815,800
Stryker	15,000	5,934,450
Zimmer Biomet Holdings	80,000	7,296,800
Zimvie †	8,000	74,800
		54,121,850
Healthcare Services — 1.90%
CVS Health	100,000	6,898,000
Quest Diagnostics	30,000	5,388,900
		12,286,900
Interactive Home Entertainment — 0.80%
Sohu.com ADR †	390,722	5,200,510
		5,200,510
Life Sciences Tools & Services — 1.47%
Illumina †	100,000	9,541,000
		9,541,000
Managed Healthcare — 7.39%
Elevance Health	63,000	24,504,480
UnitedHealth Group	75,000	23,397,750
		47,902,230
Personal Care Product — 0.60%
Kenvue	186,600	3,905,538
		3,905,538
Pharmaceuticals — 37.12%
Arvinas †	180,000	1,324,800
AstraZeneca	131,243	18,231,251
Atea Pharmaceuticals †	70,000	252,000
Chugai Pharmaceutical	500,000	26,127,565
Eli Lilly & Co.	56,000	43,653,680
Euroapi †	8,695	29,559
Johnson & Johnson	50,000	7,637,500
Landos Biopharma †	14,718	36,942
Merck & Co.	310,000	24,539,600
Nektar Therapeutics	17,092	441,668
Organon & Co.	29,500	285,560
Perrigo	230,000	6,145,600
Pfizer	1,145,000	27,754,800
Roche Holding	75,000	24,424,980
Sanofi	165,423	16,019,442
NQ- 573 [0625] 0825 (4730775)    3

Schedule of investments
Macquarie Healthcare Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Pharmaceuticals (continued)
Structure Therapeutics ADR †	58,000	$ 1,202,920
Tarsus Pharmaceuticals †	150,000	6,076,500
Theravance Biopharma †	208,783	2,302,876
UCB	112,137	22,052,723
Ventyx Biosciences †	430,000	920,200
Viatris	1,170,018	10,448,261
WaVe Life Sciences †	81,955	532,708
		240,441,135
Total Common Stocks (cost $531,368,388)		644,210,417

Rights — 0.01%
Biotechnology — 0.01%
Ambit Bioscience =, †, π	76,500	0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000
Yumanity Therapeutics =, †	750,000	0
Total Rights (cost $0)		68,950

Short-Term Investments — 0.26%
Money Market Mutual Funds — 0.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	410,395	410,395
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	410,395	410,395
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	410,395	410,395
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	410,395	410,395
Total Short-Term Investments (cost $1,641,580)		1,641,580
Total Value of Securities—99.71% (cost $533,009,968)		645,920,947

Receivables and Other Assets Net of Liabilities—0.29%		1,902,908
Net Assets Applicable to 27,876,756 Shares Outstanding—100.00%		$647,823,855
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
4    NQ- 573 [0625] 0825 (4730775)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $28,370, which represents 0.00% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	11/12/14	$0	$0
Summary of abbreviations:
ADR – American Depositary Receipt
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